Leases - Detailed Information about in Recognized Profit or Loss Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Interest on lease liabilities	¥ 96	¥ 113	¥ 106
Depreciation charge of right-of-use assets	1,411	1,518
Expense relating to short-term leases	332	260
Expense relating to leases of low-value assets (except for short-term lease liabilities)	1	2
Total	¥ 1,840	¥ 1,893